UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:


/s/ Debra Fine                  New York, New York             May 13, 2011
-------------------------      ---------------------      ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:     $708,310
                                          (in thousands)



List of Other Included Managers:

No.              Form 13F File Number              Name
---              --------------------              ---------------------
1                028-14291                         Dekel Partners, L.P.
2                028-14286                         Fine Partners I, L.P.
3                028-14296                         Noga Partners, L.P.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------                ----------      --------- --------- -------------------  -------------- --------  --------------------
                               TITLE OF                  VALUE      SHS OR   SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP    (x$1000)    PRN AMT  PRN CALL    DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                ----------      --------- --------- ---------  --- ----  -------------- --------  ----  --------- ----
AK STL HLDG CORP              COM             001547108   9,206     583,400  SH        SHARED-DEFINED  1,2,3     0      583,400  0
ALLIANCE ONE INTL INC         COM             018772103  21,839   5,432,537  SH        SHARED-DEFINED  1,2,3     0    5,432,537  0
ASCENA RETAIL GROUP INC       COM             04351G101   6,472     199,700  SH        SHARED-DEFINED  1,2,3     0      199,700  0
CITIZENS REPUBLIC BANCORP IN  COM             174420109  15,527  17,448,491  SH        SHARED-DEFINED  1,2,3     0   17,448,491  0
COINSTAR INC                  COM             19259P300  46,958   1,022,601  SH        SHARED-DEFINED  1,2,3     0    1,022,601  0
COINSTAR INC                  COM             19259P300  24,356     530,400      CALL  SHARED-DEFINED  1,2,3     0      530,400  0
COMMERCIAL METALS CO          COM             201723103  10,049     581,862  SH        SHARED-DEFINED  1,2,3     0      581,862  0
COWEN GROUP INC NEW           CL A            223622101   9,300   2,319,300  SH        SHARED-DEFINED  1,2,3     0    2,319,300  0
DUCOMMUN INC DEL              COM             264147109  11,245     470,500  SH        SHARED-DEFINED  1,2,3     0      470,500  0
HORNBECK OFFSHORE SVCS INC N  COM             440543106  41,475   1,344,400  SH        SHARED-DEFINED  1,2,3     0    1,344,400  0
HUNTINGTON BANCSHARES INC     COM             446150104   8,418   1,267,800  SH        SHARED-DEFINED  1,2,3     0    1,267,800  0
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302  24,865     337,515  SH        SHARED-DEFINED  1,2,3     0      337,515  0
LIVE NATION ENTERTAINMENT IN  COM             538034109  42,644   4,264,350  SH        SHARED-DEFINED  1,2,3     0    4,264,350  0
MBIA INC                      COM             55262C100  41,993   4,182,600  SH        SHARED-DEFINED  1,2,3     0    4,182,600  0
MBIA INC                      COM             55262C100  16,305   1,624,000      CALL  SHARED-DEFINED  1,2,3     0    1,624,000  0
MF GLOBAL HLDGS LTD           COM             55277J108  54,796   6,617,856  SH        SHARED-DEFINED  1,2,3     0    6,617,856  0
MYERS INDS INC                COM             628464109   5,007     504,257  SH        SHARED-DEFINED  1,2,3     0      504,257  0
NEW YORK & CO INC             COM             649295102  15,834   2,258,765  SH        SHARED-DEFINED  1,2,3     0    2,258,765  0
PHH CORP                      COM NEW         693320202  38,561   1,771,291  SH        SHARED-DEFINED  1,2,3     0    1,771,291  0
POLYONE CORP                  COM             73179P106  53,238   3,746,545  SH        SHARED-DEFINED  1,2,3     0    3,746,545  0
PZENA INVESTMENT MGMT INC     CLASS A         74731Q103   3,035     429,845  SH        SHARED-DEFINED  1,2,3     0      429,845  0
REGIONS FINANCIAL CORP NEW    COM             7591EP100  17,856   2,459,500  SH        SHARED-DEFINED  1,2,3     0    2,459,500  0
SCHOOL SPECIALTY INC          COM             807863105   5,297     370,426  SH        SHARED-DEFINED  1,2,3     0      370,426  0
SCIENTIFIC GAMES CORP         CL A            80874P109  24,530   2,806,600  SH        SHARED-DEFINED  1,2,3     0    2,806,600  0
SYNOVUS FINL CORP             COM             87161C105  19,482   8,117,500  SH        SHARED-DEFINED  1,2,3     0    8,117,500  0
AIRCASTLE LTD                 COM             G0129K104  20,983   1,738,455  SH        SHARED-DEFINED  1,2,3     0    1,738,455  0
ARCH CAP GROUP LTD            ORD             G0450A105  13,103     132,100  SH        SHARED-DEFINED  1,2,3     0      132,100  0
ASSURED GUARANTY LTD          COM             G0585R106  66,916   4,491,000  SH        SHARED-DEFINED  1,2,3     0    4,491,000  0
ASSURED GUARANTY LTD          COM             G0585R106  39,020   2,618,800      CALL  SHARED-DEFINED  1,2,3     0    2,618,800  0



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